Filed Pursuant to Rule 497(e) 1933 Act File No. 033-06836 1940 Act File No. 811-04722

PROVIDENT MUTUAL FUNDS, INC.
Provident Trust Strategy Fund

Supplement dated February 21, 2018
to the Statement of Additional Information (“SAI”) dated January 31, 2018

This Supplement amends the SAI of the Provident Trust Strategy Fund (the “Fund”).  It should be retained and read in conjunction with the SAI.

The section in the SAI entitled “Principal Shareholders and Control Persons” is amended and restated in its entirety as shown below:

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Set forth below are the names and addresses of all holders of the Fund’s shares who as of December 31, 2017 own of record, or are known by the Fund to own beneficially, 5% or more of the Fund’s shares.  These holders are referred to as principal shareholders.

Name and Address	Percent of Fund	Nature of Ownership
Charles Schwab & Co., Inc. For the Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	41.39%	Record

Provident Trust Company N16 W23217 Stone Ridge Drive, Suite 310 Waukesha, WI 53188-1171	18.18%	Beneficial

MG Trust Company FBO Provident Trust Company Retirement Plan 717 17th Street, Suite 1300 Denver, CO 80202-3304	15.05%	Record

National Financial Services, LLC FBO The Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	10.35%	Record

As of December 31, 2017, the officers and directors, as a group, owned approximately 8.71% of the outstanding shares of the Fund.

A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of the Fund or who acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.  As of December 31, 2017, Provident Trust Company, N16 W23217 Stone Ridge Drive, Suite 310, Waukesha, Wisconsin 53188, in its capacity as sponsor of the Provident Trust Company Retirement Plan and investment manager of advisory accounts, beneficially owned a controlling interest in the Fund (33.23%).
Please retain this Supplement for future reference.